Schedule of Trade and Other Payables (Details) - USD ($)	Jun. 30, 2024	Jun. 30, 2023
Trade And Other Payables
Payable to member gyms	$ 69,019	$ 61,065
Taxes payable	603,550	560,204
Trade payables	540,102	723,105
Provision for refund liability		70,000
Other Payables	778,865	620,062
Total trade and other payables	$ 1,991,536	$ 2,034,436